SCHEDULE OF INVESTMENTS  January 31, 1996 (Unaudited)



NAME OF ISSUER                                                 RATINGS
                                                           ----------------
Percentages represent the market value of each                       Std. &    Coupon                   Principal         Market
investment category to total net assets                    Moody's   Poor's     Rate      Maturity        Amount           Value
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (94.93%)
Anderson Co., KS (Garnett) USD #365 G.O. 93 AMBAC            Aaa      AAA      5.000%     09/01/04      $  200,000      $   205,622
Insured.
Anderson Co., KS (Garnett) USD #365 G.O. 93 AMBAC            Aaa      AAA      5.200      03/01/05         210,000          218,637
Insured.
Anderson Co., KS (Garnett) USD # 365 G.O. 93 AMBAC           Aaa      AAA      5.200      09/01/05         210,000          219,263
Insured.
Butler Co., KS (Augusta) USD #402 G.O. 93 AMBAC Insured.     Aaa      AAA      5.400      10/01/06         200,000          210,592
Butler County, KS USD #394 (Rose Hill) G.O. 93 AMBAC         Aaa      AAA      4.750      09/01/03         250,000          253,178
Insured.
Chanute, KS Electric Light, Water & Gas Sys Ref. Rev. 92A    Aaa      AAA      5.875      05/01/04         500,000          530,055
MBIA Insured.
Derby, KS Sewer Utility System Rev AMBAC Insured.            Aaa      AAA      4.500      08/01/02         130,000          129,346
Derby, KS Sewer Utility System Rev AMBAC Insured             Aaa      AAA      4.600      08/01/03         130,000          129,225
Derby, KS Sewer Utility System Rev AMBAC Insured.            Aaa      AAA      5.000      08/01/08         540,000          533,326
Douglas County, KS USD #491 (Eudora) G.O. School Bldg.       Aaa      AAA      7.750      03/01/02         190,000          217,020
Ref. & Imp. 93 AMBAC Insured.
Douglas County, KS USD #491 (Eudora) G.O. School Bldg.       Aaa      AAA      7.750      03/01/03         255,000          299,811
Ref. & Imp. 93 AMBAC Insured
Douglas Co., KS (Lawrence) USD #497 G.O. A FGIC Insured.     Aaa      AAA      7.200      09/01/02       1,370,000        1,562,649
Franklin Co., KS General Obligation 92 FGIC Insured.         Aaa      AAA      6.100      09/01/02         100,000          106,022
Garden City, KS Health Care Rev. MBIA Insured.               Aaa      AAA      4.900      11/15/07         400,000          393,612
Hutchinson, KS Water and Sewer Ref. Rev. 93 AMBAC            Aaa      AAA      4.400      12/01/01         240,000          240,065
Insured.
Hutchinson, KS Water and Sewer Ref. Rev. AMBAC Insured.      Aaa      AAA      4.550      12/01/02         355,000          356,147
Hutchinson, KS Water and Sewer Ref. Rev. 93 AMBAC            Aaa      AAA      4.700      12/01/03         200,000          201,398
Insured.
Johnso\Miami Cos., KS (Spring Holl) G.O. 93 FGIC Insured.    Aaa      AAA      5.250      12/01/02         190,000          198,363
Johnson\Miami Cos., KS (Spring Hill) G.O. 93 FGIC Insured.   Aaa      AAA      5.250      12/01/03         325,000          338,920
Johnson\Miami Co. KS (USD #230 G.O. FGIC Insured.            Aaa      AAA      5.250      12/01/04         500,000          521,430
Johnson\Miami Cos., KS (Spring Hill) G.O. 93 FGIC Insured    Aaa      AAA      5.250      12/01/05         350,000          365,502
Johnson Co., KS USD 229 (Blue Valley) FGIC Insured.          Aaa      AAA      5.100      10/01/02         200,000          206,986
Johnson Co., KS USD 229 (Blue Valley) FGIC Insured.          Aaa      AAA      5.400      10/01/04       1,000,000        1,044,700
Johnson Co., KS (DeSoto) USD #232 G.O. 92 CGIC Insured.      NR       AAA      5.200      03/01/02         100,000          103,747
Johnson Co., KS (DeSoto) USD #232 G.O. 92 CGIC Insured.      Aaa      AAA      5.400      03/01/03         100,000          104,821
Johnson Co., KS US (Olathe) USD #491 G.O. 93 AMBAC           Aaa      AAA      5.450      09/01/02         100,000          105,424
Insured.
Johnson Co., KS (Olathe) USD #233 G.O. 92B AMBAC             Aaa      AAA      5.650      09/01/03       1,485,000        1,584,762
Insured.
Johnson Co., KS (Olathe) USD #233 G.O. AMBAC Insured.        Aaa      AAA      5.950      09/01/05         400,000          434,976
Johnson Co., KS (Olathe) USD #233 G.O. 92B AMBAC             Aaa      AAA      6.150      03/01/07         300,000          326,889
Insured.
Kansas City, KS G.O. Ref. & Imp. 91 FSA Insured.             Aaa      AAA      6.150      09/01/00         500,000          531,555
Kansas City, KS General Obligation 95A                       Aaa      AAA      5.200      09/01/06         500,000          516,295
Kansas City, KS (Srs. of Prov.-St. Margaret Hlth Ctr.) 92    Aaa      AAA      5.700      08/01/03         250,000          264,920


AMBAC Insured.
Kansas City Special Obligation 92                            NR       AAA      6.000      02/15/03         200,000          214,906
Kansas Municipal Energy Agency Rev. AMBAC Insured.           Aaa      AAA      4.550      12/01/02         500,000          498,700
Kansas Devl. Finance Auth. Pooled Ref. Lease Rev. 94C MBIA   Aaa      AAA      5.500      10/01/05         250,000          263,785
Insured.
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev. 94A MBIA  Aaa      AAA      5.200      11/15/02         160,000          165,635
Insured.
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev. 94A MBIA  Aaa      AAA      5.300      11/15/03         170,000          176,581
Insured.
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev. 94A MBIA  Aaa      AAA      5.400      11/15/04         155,000          162,164
Insured.
Lenexa, KS (Barrington Park) MultifamHsg Rev.Ref. 93A        Aaa      AAA      5.875      02/01/04         500,000          514,605
Asset Guar. Insured.
Lenexa, KS (Barrington Park) MultifamHsg Rev. Ref. 93A       Aaa      AAA      5.950      02/01/05         250,000          260,603
Asset Guar. Insured.
McPherson Co., KS (McPherson) USD #418 G.O. 94 CGIC          Aaa      AAA      5.500      09/01/05         100,000          106,156
Insured.
McPherson Co., KS (McPherson) USD #418 G.O. CGIC             Aaa      AAA      5.700      09/01/06         400,000          427,436
Insured.
Miami Co., KS Rural Water Dist #2 Ref. Rev. 93 Asset Guar.   Aaa      AA       5.750      12/01/04         225,000          231,381
Insured.
Olathe, KS (Evang.  Luth. Good Samaritan Soc.) 94 AMBAC      Aaa      AAA      5.200      05/01/01         190,000          196,186
Insured.
Olathe, KS (Evang. Luth. Good Samaritan Soc.) 94 AMBAC       Aaa      AAA      5.400      05/01/02         150,000          156,483
Insured.
Olathe, KS (Evang. Luth. Good Samaritan Soc.) 94 AMBAC       Aaa      AAA      5.500      05/01/03         110,000          115,397
Insured.
Olathe, KS (Medical Center) Hlth. Facs. Rev. Ref. 94A        Aaa      AAA      5.600      09/01/05       1,000,000        1,058,070
AMBAC Insured.
Ottawa Co., KS (Twin Valley) USD #240 G.O. 93 AMBAC          Aaa      AAA      5.250      09/01/01         100,000          103,720
Insured
Ottawa Co., KS (Twin Valley) USD #240 G.O. 93 AMBAC          Aaa      AAA      5.300      09/01/02         135,000          140,399
Insured.
Salina, KS (Asbury-Salina Regl. Med. Center) Hosp. Rev.      Aaa      AAA      4.700      10/01/02         250,000          251,593
Ref. 93 AMBAC Insured.
Salina, KS (Asbury-Salina Regl. Med. Ctr.) Hosp. Rev.        Aaa      AAA      4.750      10/01/03         350,000          351,239
Ref. 93 AMBAC Insured.
Salina, KS (Asbury-Saline Regl Med. Ctr.) Hosp. Rev.         Aaa      AAA      5.000      10/01/04         850,000          865,292
Ref. 93 AMBAC Insured.
Salina, KS (Asbury-Salina Regl Med. Ctr.) Hosp. Rev.         Aaa      AAA      5.000      10/01/05         100,000          101,679
Ref. 93 AMBAC Insured.
Salina, KS Comb. Water & Sew. Sys. Rev. Ref. 94 MBIA         Aaa      AAA      4.400      09/01/02         400,000          397,984
Insured.
Sedgwick\ Shawnee Cos., KS Coll. Single Family Mtg. Ref.     Aaa      NR       5.250      11/01/04         335,000          332,709
94BII GNMA Guaranteed
Sedgwick Co., KS(Derby) G.O. 93 AMBAC Insured.               Aaa      AAA      4.900      10/01/04         645,000          656,655
Sedgwick County, KS (Maize) USD #266 G.O. 93 FGIC            Aaa      AAA      4.650      09/01/03         345,000          346,094
Insured.
Sedgwick Co., KS(Maize) USD #266 G.O. 94B.                   Aaa      AAA      5.500      09/01/05         300,000          317,445
Sedgwick Co., KS (Maize) USD # 266 G.O. 94B CGIC Insured.    Aaa      AAA      5.600      09/01/06         200,000          212,034
Sedgwick Co., KS (Renwick) USD #267 G.O. 95 AMBAC            Aaa      AAA      5.850      11/01/06         290,000          310,871
Insured.
Sedgwick Co., KS (Renwick) USD #267 G.O. 95 AMBAC            Aaa      AAA      6.000      11/01/07         570,000          615,623
Insured.


Seward County, KS G.O. Hospital Ref. 92B AMBAC Insured.      Aaa      AAA      5.600      08/15/04         100,000          105,929
Seward Co., KS G.O. Hospital Ref. 92B AMBAC Insured.         Aaa      AAA      5.600      08/15/04         150,000          158,893
Shawnee Co. Ks USD 437 (Aub-Wash) AMBAC Insured.             Aaa      AAA      6.700      09/01/00         415,000          455,014
Shawnee Co. KS (Auburn, Washburn) USD #437 G.O. AMBAC        Aaa      AAA      6.625      09/01/01         475,000          523,388
Insured.
Shawnee Co., KS (Shawnee Heights) USD #450 G.O. 94 CGIC      Aaa      AAA      6.500      09/01/00         250,000          271,937
Insured.
Shawnee Co., KS (Topeka) USD #501 G.O. 95 FGIC Insured.      Aaa      AAA      5.550      02/01/07         820,000          856,375
Sumner Co., KS (Belle Plaine) USD #357 G.O. 93 AMBAC         Aaa      AAA      6.250      09/01/02         230,000          251,495
Insured.
Sumner Co., KS (Belle Plaine) USD #357 G.O. 93 AMBAC         Aaa      AAA      6.250      09/01/03         265,000          290,954
Insured.
Wellington, KS Electric, Waterworks & Sewage Util. Sys.      Aaa      AAA      5.300      11/01/02         350,000          366,219
Ref. Rev. 93 AMBAC Insured.
Wichita, KS Airport Auth. Airport Facs. Ref. Rev. 92 Asset   Aaa      AAA      5.900      03/01/96         150,000          150,208
Guar Insured.
Wichita, KS Airport Auth. Facs Ref. Rev. 92 Asset Guar.      NR       NR       7.000      03/01/05         100,000          103,139
Insd.
Wichita, KS (St Francis Regl. Med. Ctr.) Hosp. Facs. Imp.    Aaa      AAA      5.625      10/01/00         405,000          427,214
& Ref. Rev. 92B-3 MBIA Insured.
Wichita, KS (St Francis Regl. Med. Ctr.) Hosp. Facs. Imp.    Aaa      AAA      6.000      10/01/03         250,000          270,020
& Ref. 92A-3 MBIA Insured.
Wichita, KS (St Francis Regl. Med. Ctr.) Hosp. Facs. Imp.    Aaa      AAA      6.100      10/01/04         775,000          848,881
& Ref. 92A-3 MBIA Insured.
Wichita, KS Water & Sewer Util Ref. & Imp. Rev. Bonds FGIC   Aaa      AAA      5.500      10/01/04         320,000          336,090
Insured.
Wichita, KS Water & Sewer Util Ref. & Imp. Rev. 93 FGIC      Aaa      AAA      5.600      04/01/05         610,000          645,337
Insured.
Wichita, KS Water & Sewer Util Ref. & Imp. Ref. 93B FGIC     Aaa      AAA      5.750      10/01/06         150,000          159,710
Insured.
Winfield, KS Electric Sys. Ref. Rev. 93 AMBAC Insured.       Aaa      AAA      5.000      09/01/04         580,000          594,239
Wyandotte County, KS G.O. Ref. & Imp 89 FGIC Insured.        Aaa      AAA      7.000      09/01/05       1,020,000        1,079,170
Wyandotte Co., KS USD 204 (Bonner Springs) AMBAC             Aaa      AAA      5.200      09/01/04         400,000          416,867
Insured.
                                                                                                                        -----------
     TOTAL KANSAS MUNICIPAL BONDS (COST: $29,436,968)                                                                   $30,317,762
                                                                                                                        -----------
US GOVERNMENT SECURITIES (3.09%)
U. S. Treasury Notes                                                           7.500%     05/15/02         335,000      $   372,688
U. S. Treasury Notes                                                           6.375      08/15/02         585,000          615,713
                                                                                                                        -----------
     TOTAL US GOVERNMENT SECURITIES (COST: $974,959)                                                                    $   988,401
                                                                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES (COST: $30,411,927)                                                                     $31,306,163
                                                                                                                        ===========

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 1996

STATEMENT OF ASSETS AND LIABILITIES January 31, 1996 (Unaudited)

ASSETS
     Investment in securities, at value
      (cost: $30,411,927)                 $  31,306,163
     Accrued interest receivable                770,547
     Receivable for fund shares sold             19,449
     Due from brokers                               636
     Deferred organization costs                 13,124
                                        ---------------

        Total Assets                      $  32,109,919
                                        ---------------

LIABILITIES
     Dividends payable                    $     116,317
     Accrued expenses                            15,551
     Bank overdraft                              40,354
                                        ---------------

        Total Liabilities                 $     172,222
                                        ---------------


NET ASSETS                                $  31,937,697
                                        ===============

       Net asset value per share,
        2,582,911 shares outstanding      $       12.37
                                        ===============


STATEMENT OF OPERATIONS for the six months ended January 31, 1996 (Unaudited)

INVESTMENT INCOME
     Interest                             $     790,606
                                        ---------------
         Total Investment Income          $     790,606
                                        ---------------

EXPENSES
     Investment advisory fees             $      78,628
     Custodian fees                               6,372
     Transfer agent fees                         25,114
     Accounting service fees                     27,379
     Audit and legal fees                         3,456
     Insurance                                      873
     Trustees' fees                               1,651
     Amortization of organization costs           3,858
                                        ---------------
        Total expenses                    $     147,331
      Less expenses waived  or absorbed
      by the Fund's manager                      43,477
                                        ---------------
        Total Net Expenses                $     103,854
                                        ---------------

NET INVESTMENT INCOME                     $     686,752
                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
     Net realized gain (loss) from
      investment transactions             $      37,383
     Net change in unrealized
      appreciation (depreciation) of
      investments                               803,273
                                        ---------------
          Net Realized And Unrealized
           Gain (Loss) On Investments     $     840,656
                                        ---------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $   1,527,408
                                        ===============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 1996


STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 1996 and year ended July 31, 1995
----------------------------------------------------------------------



                                         For the Six Months
                                          Ended January 31,  For the Year Ended
                                          1996 (Unaudited)     July 31, 1995
                                         --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
  Net investment income                     $   686,752         $ 1,422,773
  Net realized gain (loss) on
   investment transactions                       37,383            (228,035)
  Net unrealized appreciation
   (depreciation) on investments                803,273             597,579
                                         --------------------------------------
    Net Increase (Decrease) in
     Net Assets Resulting From
     Operations                             $ 1,527,408         $ 1,792,317
                                         --------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
  Dividends from net investment
   income                                   $  (686,752)        $(1,422,773)
  Distributions from net
   realized gain on investment
   transactions                                       0                   0
                                         --------------------------------------
    Total Dividends and
     Distributions                          $  (686,752)        $(1,422,773)
                                         --------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares              $ 1,297,049         $ 6,159,028
  Proceeds from reinvested
   dividends                                    411,079             842,459
  Cost of shares redeemed                    (1,289,391)         (7,908,705)
                                         --------------------------------------
    Net Increase (Decrease) in Net
     Assets Resulting From Capital
     Share Transactions                     $   418,737         $  (907,218)
                                         --------------------------------------
TOTAL INCREASE IN NET ASSETS                $ 1,259,393         $  (537,674)
NET ASSETS, BEGINNING OF PERIOD              30,678,304          31,215,978
                                         --------------------------------------
NET ASSETS, END OF PERIOD                   $31,937,697         $30,678,304
                                         ======================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS January 31, 1996 (Unaudited)

1. BUSINESS OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS OPERATIONS

The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares to the public.

SECURITY VALUATION

Investments are stated at value, as that term is defined in the Investment Company Act of 1940 and the published rules and regulations thereunder. The net asset value per share is determined at 3:00 p.m. (central time) on each day the New York Stock Exchange is open for business and on any other day on which there is a sufficient degree of trading in the portfolio securities that the current net asset value of the Fund's shares might be materially affected. Fixed income securities are valued at the mean of the quoted bid and asked price. Securities for which quotations are not readily available (which constitutes a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation (the "Manager") using methods which include consideration of yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers, and general market conditions.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the trade date, which is the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis for both financial statement and income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of investments on the same basis for both financial reporting and income tax purposes.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

DEFERRED ORGANIZATION COSTS

Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis. Accumulated amortization at January 31, 1996 totaled $24,376. In the event that any of the initial shares acquired by the Manager are redeemed during such period, the Fund will be reimbursed by the Manager for unamortized organization costs in the same proportion as that between the number of shares redeemed and the number of initial shares outstanding at the time of redemption. All of the initial shares remain outstanding as of January 31, 1996.

INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company which can distribute tax-exempt dividends by complying with provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of income and realized capital gains sufficient to relieve the Fund from all income taxes. Therefore, no income tax provision is required. In addition, the Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares a dividend of all of its net investment income on each day the New York Stock Exchange is open, to shareholders of record as of 3:00 p.m. (central time). Distributions from net investment income are paid or reinvested monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund entered into a Management and Investment Advisory Agreement with Ranson Capital Corporation (the "Manager") under which the Manager manages the Fund's investment portfolio and provides other specified services. The Fund incurs a monthly investment advisory and management fee equivalent on an annual basis to
 .50 of 1% of the average daily net assets of the Fund. For the period ended January 31, 1996, the fee totaled $78,628.

The Manager is obligated to pay all expenses (excluding taxes, brokerage fees and commissions) which exceed .75% of the Fund's average daily net assets on an annual basis.

The Fund also entered into an Administrative and Accounting Services Agreement whereby the Fund incurs a fee to the Manager for acting as the Fund's administrative and accounting services agent. This monthly fee was equal to the sum of a fixed fee ranging from $1500-$2500, depending on the level of average daily net assets (ADNA), and a variable fee equal to .15% of the annualized ADNA for the first $20,000,000 and at a lower rate on the annualized ADNA in excess of $20,000,000.

On January 5, 1996, the Fund entered into a new Accounting Services Agreement whereby the Fund incurs a fee to ND Resources, Inc. for acting as the Fund's accounting services agent. This monthly fee is equal to the sum of a fixed fee of $2,000, and a variable fee equal to .05% of the annualized ADNA for the Fund's first $50 million, and at a lower rate on the annualized ADNA in excess of $50,000,000. For the period ended January 31, 1996, the fee from both agreements totaled $27,379.

The Fund has entered into a Distribution and Services Agreement with Ranson Capital Corporation (the "Distributor"). This agreement provides for the payment of a sales commission to Ranson Capital Corporation ranging from .25% to
 .05% of the offering price of each share sold, depending on the number of shares sold.

Certain officers and trustees of the Fund are also officers and directors of the Manager. None of the officers or trustees so affiliated received compensation from the Fund for services as trustees of the Fund. Fees paid to non-affiliated trustees totaled $1,651 for the period ended January 31, 1996.

3.  CAPITAL SHARE TRANSACTIONS

There were 2,582,911 and 2,548,917 shares outstanding at January 31, 1996 and July 31, 1995, respectively.

Transactions in capital shares were as follows:

                                               Shares                             Amount
                                               ------                             ------
                                       For the          For the           For the          For the
                                  Six Months ended     year ended    Six Months ended     year ended
                                  January 31, 1996   July 31, 1995   January 31, 1996   July 31, 1995
                                  -------------------------------------------------------------------
Shares sold                            105,906          530,284        $ 1,297,049        $ 6,159,028
Shares issued on reinvestment of
 dividends                              33,663           71,607            411,079            842,459
Shares redeemed                       (105,575)        (672,773)        (1,289,391)        (7,908,705)
                                  --------------------------------------------------------------------
Net increase (decrease)                 33,994          (70,882)       $   418,737        $  (907,218)
                                  ====================================================================

4.  INVESTMENT IN SECURITIES

At January 31, 1996, the aggregate cost of securities for federal income tax purposes was $30,411,927, and the net unrealized appreciation of investments based on the cost was $894,236, which is comprised of $922,513 aggregate gross unrealized appreciation and $28,277 aggregate gross unrealized depreciation.


5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,232,085 and $2,847,569 respectively, for the period ended January 31, 1996.

6.  MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

A special meeting of the shareholders of the Kansas Insured Intermediate Fund was held on December 11, 1995. A quorum was declared present and the following trustees were elected: Lynn W. Aas, Orlin W. Backes, Arthur A. Link, and Robert
E. Walstad.

In addition, Brady, Martz & Associates, P.C. was ratified as the Fund's independent auditor and a new investment management agreement between the Fund and Ranson Capital Corporation was approved.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the period indicated

                              For the six months ended     For the Year Ended      For the Year Ended     For the Period Since
                                  January 31, 1995            July 31, 1995           July 31, 1994        Inception (Nov. 23,
                                    (unaudited)                                                          1992) to July 31, 1993
                             --------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                                  $ 12.04                  $ 11.92                $ 12.24                  $ 11.59
                             --------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                     $   .31                  $   .54                $   .52                  $   .32
  Net realized and
   unrealized gain
   (loss) on investments                        .33                      .12                   (.30)                     .65
                             --------------------------------------------------------------------------------------------------
    Total From Investment
     Operations                             $   .64                  $   .66                $   .22                  $   .97
                             --------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
  Dividends from net
   investment income                        $   (31)                 $  (.54)               $  (.52)                 $  (.32)
  Distributions from
   net capital gains                            .00                      .00                   (.02)                     .00
                             --------------------------------------------------------------------------------------------------
    Total Distributions                     $  (.31)                 $  (.54)               $  (.54)                 $  (.32)
                             --------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF
 PERIOD                                     $ 12.37                  $ 12.04                $ 11.92                  $ 12.24
                             ==================================================================================================

TOTAL RETURN                            10.01%(A)(B)                 5.72%(A)               1.81%(A)             13.50%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (in thousands)                     $31,938                  $30,678                $31,216                  $22,110
 Ratio of net expenses
  (after expense
  assumption) to average net
  assets                                  .66%(B)(C)                  .62%(C)                .51%(C)               .33%(B)(C)
 Ratio of net
  investment income to
  average net assets                        4.39%(B)                 4.57%                  4.26%                 4.41%(B)
 Portfolio turnover rate                       9.24%                   63.00%                 56.00%                  152.00%


(A)  Excludes maximum sales charge of 2.75%
(B)  Ratio was annualized.
(C) During the six month period ended January 31, 1996 and the periods ended July 31, 1995, 1994, and 1993, Ranson Capital Corporation assumed expenses of $43,477, $112,745, $136,079 , and $68,286, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been .94%, .98%, .99%, and 1.24%, respectively.

SCHEDULE OF INVESTMENTS  January 31, 1996 (Unaudited)




NAME OF ISSUER                                                 RATINGS
                                                           ----------------
Percentages represent the market value of each                       Std. &    Coupon                   Principal         Market
investment category to total net assets                    Moody's   Poor's     Rate      Maturity        Amount           Value
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (96.1%)
GENERAL OBLIGATION (2.3%)
Park City, KS General Obligation Ref. & Sewer 93             NR       NR       5.500%     12/01/13      $  275,000     $    274,920
Sedgwick Co., KS General Obligation 93A                      Aa-1     AA       5.200      08/01/13         500,000          494,050
Shawnee, KS G.O. Internal Improvement 92B                    A-1      NR       5.800      12/01/05         485,000          520,904
Shawnee, KS G.O. Internal Improvement 92B                    A-1      NR       5.850      12/01/06         235,000          252,649
Topeka, KS General Obligation                                Aa-2     NR       5.650      08/15/11         500,000          518,365
Wyandotte Co.KS USD #203 (Piper) G.O. Ref. 92                NR       NR       6.600      09/01/13       1,000,000        1,087,470
                                                                                                                       ------------
                                                                                                                       $  3,148,358
                                                                                                                       ------------
HOUSING (14.4%)
Ford Co., KS Single Family Mtg. Rev. Ref. 92A                A-1      NR       7.900%     08/01/10      $1,060,000     $  1,117,272
Hutchinson, KS Single Fam Mtg. Rev. Ref. 92                  A-1      NR       6.500      12/01/09       1,575,000        1,612,139
Hutchinson, KS Single Fam Mtg. Rev. Ref. 92                  A-1      NR       8.875      12/01/12       3,120,000        3,291,912
Johnson Co., KS Single Family Mtg. Rev. 94                   A-1      NR       7.100      05/01/12       1,450,000        1,515,642
Kansas City, KS GNMA Coll. Mtg. Rev. SFMR 91                 NR       AAA      7.350      12/01/23         805,000          838,270
Kansas City, KS GNMA Coll. Mtg. Rev. Housing                 Aaa      NR       5.900      11/01/27       2,105,000        2,119,881
Labette County, KS Single Fam Mtg Rev. Ref. 93A              A-1      NR       8.400      12/01/11         765,000          810,066
Lawrence, KS (Brandon Woods) Multi-fam Hsg. Dev. Rev.        NR       AAA      6.625      04/01/12       2,000,000        2,047,860
Ref. 93
Reno County, KS Single Family Mtg. Rev. Ref. 91B             Aaa      NR       8.700      09/01/11         460,000          487,398
Saline County, KS Single Family Mtg. Rev. Ref. 91A           A-1      NR       9.500      10/01/11         205,000          216,188
Sedgwick\ Shawnee Cos. KS Sgl. Fam. Mtg. Ref. Rev. 94C-1     Aaa      NR       7.750      11/01/24         545,000          571,934
Sedgwick Shawnee Cos., KS Single Family Mtg.                 Aaa      NR       8.050      05/01/24         375,000          395,734
Sedgwick\Shawnee Cos., KS Single Family Mtg. Rev.            Aaa      NR       7.800      11/01/24         460,000          485,475
Seward County, KS Single Family Mtg. Rev. 79A                NR       AA-      7.375      12/01/09         480,000          499,459
Seward County, KS Single Fam. Mtg. Rev. Ref. 91B             A-1      NR       8.000      05/01/11         615,000          651,537
Wichita, KS Multi-family Housing Rev.                        NR       AAA      5.850      11/01/25       1,000,000        1,012,820
Wichita, KS Single Family Mtg. Rev. Ref. 93B                 A-1      NR       7.100      09/01/09       1,775,000        1,855,390
                                                                                                                       ------------
                                                                                                                       $ 19,528,977
                                                                                                                       ------------
INSURED (50.3%)
Allen County, KS USD #258 (Humboldt) G.O. School Bldg.       Aaa      AAA      7.000%     09/01/09         630,000     $    733,912
95B AMBAC
Burlington, KS Gas and Electric PCR MBIA                     Aaa      AAA      7.000      06/01/31       4,000,000        4,468,480
Butler County, KS USD #402 (Augusta) G.O. Ref. 94 CGIC       Aaa      AAA      5.250      10/01/12       2,500,000        2,527,025
Butler County, KS USD #394 (Rose Hill) G.O. Ref. & 93 AMBAC  Aaa      AAA      5.375      09/01/13       1,935,000        1,958,162
Garnett, KS Utility Ref. & Imp Rev MBIA                      Aaa      AAA      6.000      10/01/17         500,000          529,680
Johnson Co., Ks (Shawnee Mission) USD #233 G.O. 94 AMBAC     Aa-1     AA+      6.000      10/01/19       1,000,000        1,054,590
Johnson County, KS Int Imp & Ref. 92A                        Aa-2     AA       6.125      09/01/12       2,410,000        2,564,963
Johnson Co., KS USD #232 (DeSoto) G.O. School Bldg 92 CGIC   Aaa      AAA      6.000      03/01/12         500,000          531,960
Johnson Co., KS(Olathe) USD #233 G.O. 94 AMBAC               Aaa      AAA      5.625      09/01/14         650,000          667,810
Kansas City, KS Comm. College Student Ctr. Rev. 94 MBIA      Aaa      AAA      6.300      05/15/14         255,000          276,629
Kansas City, KS Comm. College Student Ctr. Rev. 94 MBIA      Aaa      AAA      6.300      05/15/15         275,000          297,399
Kansas City, KS (Rainbow Towers) Multifam. Hsg 94 FHA        NR       AAA      6.600      07/01/14         250,000          255,863
Kansas City\Leavenworth Co.\Lenexa, KS GNMA Coll. Mtg.       NR       AAA      8.400      05/01/15         220,000          232,940
Rev. 88A GNMA



Kansas City\Leavenworth Co.\Lenexa, KS GNMA Coll. Mtg.       NR       AAA      7.850      11/01/10         655,000          690,881
Rev. 88B GNMA
Kansas City\Leavenworth Co.\Lenexa, KS GNMA Coll. Mtg.       NR       AAA      8.000      11/01/20         180,000          190,724
Rev. 88C GNMA
Kansas Dev. Finance Auth. (Martin Creek Place) Hsg. Dev.     Aa-2     NR       6.600      08/01/34       1,900,000        1,962,453
Rev. 93E FHA
Kansas Dev. Finance Auth. (Martin Creek Place) Hsg. Dev.     Aa-2     NR       6.500      08/01/24         750,000          766,478
Rev. 93E FHA
Kansas Dev. Finance Auth. (Sec. 8 Asstd. Proj.) Hsg. Dev.    Aaa      AAA      6.000      07/01/12         200,000          203,590
Rev. Ref. 93A MBIA
Kansas City, KS Utility System Ref & Imp. 92 AMBAC           Aaa      AAA      6.300      09/01/16       2,000,000        2,191,360
Kansas City, KS Utility System System Ref & Imp. 94 FGIC.    Aaa      AAA      6.375      09/01/23       8,000,000        8,712,880
Kansas Dev. Fin Auth. (Sect. 8) Hsg. Dev. Rev. Ref. 92A      Aaa      AAA      6.300      07/01/12         285,000          288,534
MBIA
Kansas Dev. Fin Auth. (Sect. 8) Hsg. Dev. Rev. Ref. 92A      Aaa      AAA      6.400      01/01/24         770,000          775,998
MBIA
Kansas Devl. Fin Auth. (Brd. of Regents)                     Aaa      AAA      5.875      06/01/21         750,000          778,011
Kansas Dev. Fin Auth. (El Dorado\Larned) Ref. Rev. 92L       Aaa      AAA      6.000      02/01/12       2,000,000        2,137,440
MBIA
Kansas Turnpike Authority Turnpike Rev. 93 AMBAC             Aaa      AAA      5.400      09/01/09         260,000          267,839
Kansas Turnpike Authority Turnpike Rev. 93 AMBAC             Aaa      AAA      5.250      09/01/13       1,020,000        1,020,031
Kansas Turnpike Authority Turnpike Rev. 93 AMBAC             Aaa      AAA      5.250      09/01/17         950,000          941,041
Leavenworth Co., KS (Lansing) USD #469 G.O. 95 AMBAC         Aaa      AAA      5.750      09/01/14         875,000          900,270
Leavenworth Co., KS (Lansing) USD #469 G.O. 95 CGIC          Aaa      AAA      5.750      09/01/15         930,000          956,942
Lenexa, KS (Barrington Park) Multifamily  Hsg. Rev. 93A      Aaa      AAA      6.050      02/01/06         350,000          360,846
Asset Guar. Insured.
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. 93A       Aaa      AAA      6.450      02/01/18       2,500,000        2,530,850
Asset Guar. Insured.
Olathe\Labette County, KS GNMA Coll. Mtg. Rev. 89A MBIA      Aaa      AAA      8.000      11/01/20         225,000          237,960
Olathe\Labette Co., KS GNMA Coll. Mtg. Rev. 90A GNMA         NR       AAA      7.750      09/01/22         175,000          183,892
McPherson County, KS (McPherson) USD #418 G.O. 94 CGIC       Aaa      AAA      5.750      09/01/13         350,000          365,834
Miami County, KS Water Dist #2 Ref. Rev. 93                  Aaa      AA       6.100      06/01/06         230,000          237,779
Miami County, KS Water Dist #2 Ref. Rev. 93 Asset Guar.      Aaa      AA       6.100      12/01/06         255,000          263,624
Insured.
Miami County, KS Water Dist #2 Ref. Rev. 93 Asset Guar.      Aaa      AA       6.150      06/01/07         245,000          253,499
Insured.
Olathe, KS Health Care Ref AMBAC                             Aaa      AAA      6.000      05/01/19         900,000          919,305
Olathe, KS Health Care Ref AMBAC                             Aaa      AAA      6.000      09/01/11       1,000,000        1,046,240
Olathe, KS Health Care Ref AMBAC                             Aaa      AAA      5.875      09/01/16       2,000,000        2,082,520
Pratt, KS Electric Utility Sys. Ref. & Imp. Rev. 92          Aaa      AAA      6.600      11/01/07       1,000,000        1,123,930
Salina, KS (Asbury-Saline Regl. Med. Ctr.) Rev. Ref. 93      Aaa      AAA      5.300      10/01/13         750,000          745,395
AMBAC
Salina, KS Comb. Water & Sewage Sys Imp. Rev. 92 MBIA        Aaa      AAA      6.250      10/01/12         500,000          537,590
Salina KS Combi. Water &  Sewage Sys Rev. Ref. 94 MBIA       Aaa      AAA      5.250      09/01/12       1,250,000        1,243,475
Sedgwick\Shawnee Cos. KS GNMA Coll. Mtg. Rev. 88E GNMA       NR       AAA      8.250      11/01/20         400,000          422,996
Sedgwick\Shawnee Cos., KS Coll. GNMS Mtg. Ln  88D GNMA       NR       AAA      7.875      04/01/11         435,000          458,494
Sedgwick\Shawnee Cos., KS GNMA Coll. Mtg. Rev. 89A MBIA      Aaa      AAA      7.875      12/01/21         315,000          327,272
Sedgwick\Shawnee Cos., KS Coll. GNMA Mtg. Ln 91C GNMA        Aaa      NR       7.000      12/01/98         200,000          199,954
Sedgwick County, KS USD #260 (Derby) G.O. 92                 Aaa      AAA      6.000      10/01/10         500,000          539,040
Sedgwick County, KS (Maize) USD #266 G.O. 93 FGIC            Aaa      AAA      5.500      09/01/10         465,000          482,726
Sedgwick County, KS (Maize) USD #266 G.O. 93 FGIC            Aaa      AAA      5.250      09/01/13       2,805,000        2,817,903
Seward Co., KS General Obligation 92B AMBAC.                 Aaa      AAA      6.000      08/15/13         750,000          799,958
Shawnee Co. KS Health Care Rev. CGIC (Meninger)              Aaa      AAA      5.000      08/15/16       2,000,000        1,897,620
Shawnee County, KS (Auburn-Washburn) USD #437 G.O. Ref.      Aaa      AAA      6.600      09/01/09         500,000          551,455
92 FGIC
Shawnee County, KS (Auburn-Washburn) G.O. 93 AMBAC           Aaa      AAA      5.250      09/01/11         250,000          252,853
Shawnee County, KS (Auburn-Washburn) G.O. 93 AMBAC           Aaa      AAA      5.250      09/01/12         350,000          352,016
Shawnee County, KS (Auburn-Washburn) G.O. 93 AMBAC           Aaa      AAA      5.250      09/01/13         500,000          502,300
Sumner County, KS USD #357 (Belle Plaine) G.O. Ref. Imp.     Aaa      AAA      5.550      09/01/13         625,000          638,431
93 AMBAC
Wellington, KS Elect. Wtrwks & Sew. Util. Sys. Rev. 92       Aaa      AAA      6.250      05/01/12       1,250,000        1,356,925
AMBAC


Wichita, KS (St. Francis Reg. Medl. Ctr.) Facs. Imp.         Aaa      AAA      6.250      10/01/10         250,000          275,960
92B-3 MBIA
Wichita, KS (St. Francis Regl. Medl. Ctr.) Facs Ref.         Aaa      AAA      6.250      10/01/10       1,000,000        1,103,840
92B-MBIA
Wichita, KS Public Bldg Comm. Rev WSU Ser G-1 AMBAC          Aaa      AAA      5.750      02/01/17         350,000          360,042
Insured
Wichita, KS Water & Sewer Utility Ref. & Imp. 93B FGIC       Aaa      AAA      6.000      10/01/12       1,000,000        1,059,430
Wichita, KS Multifamily Housing Rev. Ref. 93-2A GNMA         Aaa      NR       6.125      08/20/28       1,900,000        1,950,274
Wichita, KS Airport Auth. Facilities Ref. Rev. 92 Asset      NR       NR       7.000      03/01/05         440,000          453,812
Guar. Insd.
Wyandotte County, KS General Obligation Ref. & Imp. 89       Aaa      AAA      7.000      09/01/05         220,000          232,762
FGIC
                                                                                                                       ------------
                                                                                                                       $ 68,052,687
                                                                                                                       ------------
LEISURE & RECREATION (.6%)
Blue Valley, KS Recreation Commission COP's 93               NR       NR       6.600%     04/01/07      $  245,000     $    266,803
Johnson County, KS Park & Rec. Rev. Ref. 91                  NR       NR       7.200      01/01/09         500,000          543,380
                                                                                                                       ------------
                                                                                                                       $    810,183
                                                                                                                       ------------
MEDICAL CARE (10%)
Kansas City, KS Hospital Rev. (Prov.-St. Margaret) Hlth.     NR       A-       8.100%     12/01/04      $  619,000     $    636,474
Center 92
Kansas City, KS (St. Margaret Hlth. Ctr.) Hosp. Rev. 92      Aa-2     NR       5.900      08/01/05         300,000          322,212
Lawrence, KS (Memorial Hosp.) Hosp. Rev. 94                  A-2      NR       6.000      07/01/09       2,000,000        2,095,640
Lawrence, KS (Memorial Hosp.) Hosp. Revenue 94               A-2      NR       6.200      07/01/14       1,200,000        1,259,244
Lawrence, KS (Memorial Hosp.) Revenue 94                     A-2      NR       6.200      07/01/19       1,725,000        1,795,932
Merriam, KS (Shawnee Mission Medl. Ctr.) Rev 91B             NR       A-       7.250      09/01/21       1,000,000        1,103,810
Wichita, KS (St. Francis Hosp. & Sch.) Hosp. Rev. 7A         NR       AAA      6.750      10/01/07         595,000          656,731
Wichita, KS (CSJ Hlth. Sys.) Revenue 91X                     NR       A-       7.000      11/15/08         640,000          699,693
Wichita, KS (CSJ Hlth. Sys.) Revenue 85XXV                   NR       A-       7.200      10/01/15       2,225,000        2,433,683
Wichita, KS (CSJ Hlth. Sys.) Revenue 91X                     NR       A-       7.000      11/15/18       2,350,000        2,551,231
                                                                                                                       ------------
                                                                                                                       $ 13,554,650
                                                                                                                       ------------
POLLUTION CONTROL (.4%)
Kansas Dev. Fin. Water Poll. Control Rev. Fd. Rev. 93-2      Aa-2     AA+      6.000%     11/01/14      $  500,000     $    525,505
                                                                                                                       ------------
                                                                                                                       $    525,505
                                                                                                                       ------------
REAL ESTATE (2.2%)
Wichita, KS (Cessna Citation Svc. Ctr.) Arpt. Rev. 90        NR       AA+      7.250%     05/15/30      $  100,000     $    103,618
Hays, KS Sales Tax Rev. 920                                  NR       NR       6.875      09/01/12         500,000          533,695
Hiawatha, KS (Wal Mart Stores) Industrial Rev. Ref. 91       NR       AA       6.750      01/01/06         650,000          698,087
Kansas Dev. Fin. Auth. (KS Hwy Patrol Training Fac.) Rev.    NR       NR       6.300      12/01/05         450,000          486,621
92T
Wichita Public Bldg. Commission Real Estate Rev.             A-2      A+       5.500      08/01/14       1,215,000        1,221,294
                                                                                                                       ------------
                                                                                                                       $  3,043,315
                                                                                                                       ------------
TRANSPORTATION (3.9%)
Kansas Dept of  Transportation Hgwy Revenue 92A              Aa-2     AA       6.000%     09/01/09      $  150,000     $    161,742
Kansas Dept. Of Transportation Hgwy Revenue 92A              Aa-2     AA       6.000      09/01/12       2,200,000        2,354,000
Kansas Dept. of Transportation Hgwy Revenue 93               Aa-2     AA       5.375      03/01/13       1,740,000        1,753,607
Kansas Dept. of Transportation Hgwy Revenue 93               Aa-2     AA       5.375      03/01/12       1,000,000        1,013,440
                                                                                                                       ------------
                                                                                                                       $  5,282,789
                                                                                                                       ------------
SCHOOL (3.8%)
Cowley County, KS Community College COP's 92                 A-2      NR       7.000%     03/01/12      $  900,000     $    976,428
Douglas Co., KS USD 497 (Lawrence) G.O.                      Aa-2     NR       6.000      09/01/15       1,000,000        1,071,110
Gray Co. KS (Cimmarron) USD #102 General Obligation          NR       NR       6.800      09/01/15         500,000          562,365
Johnson Co., KS (Shawnee Mission) USD #512 G. O. 95          Aa-1     AA       5.300      10/01/14         900,000          894,330
Kansas Dev. Fin. Auth. (KS Brd. Rgts.-Lewis Field Stadium)   NR       NR       6.000      04/01/08         500,000          524,705
93C
Kansas Dev. Fin. Auth. (KS Brd. Rgts.) Energy Cons. Rev.     A-2      A+       6.350      03/01/09         300,000          320,817
92G
Lyon County, KS USD #253 G.O. Ref. 93                        A-2      NR       5.600      10/01/10         800,000          825,824


                                                                                                                       ------------
                                                                                                                       $  5,175,579
                                                                                                                       ------------
UTILITIES (8.25%)
Gardner, KS Electric Utility Rev.                            NR       NR       7.000%     11/01/09      $1,000,000     $  1,107,620
Park City, KS Sewer System Rev. 93                           NR       NR       5.500      12/01/09       1,000,000        1,011,340
Atchison, KS Sewer System Rev. 92A                           NR       NR       6.700      09/01/12         115,000          124,803
Atchison, KS Sewer System Rev. 92A                           NR       NR       6.700      09/01/13         125,000          135,998
Johnson County, KS Water Dist. #1 Water Rev. Ref. 91         Aa-2     AA+      6.500      12/01/13         500,000          547,075
Johnson Co., Kansas Water Dist #1 Rev. 91                    Aa-2     AA+      6.250      12/01/11         700,000          763,042
Johnson Co., Kansas Water Dist #1 Rev. Refunding 93          Aa-2     AA+      5.300      12/01/12       4,465,000        4,444,461
Johnson Co., Kansas Water Dist #1 Rev. Refunding 93          Aa-2     AA+      5.250      12/01/15       1,500,000        1,472,985
Johnson County, KS Water Dist. #1 Water Rev. 94              Aa-2     AA+      5.750      12/01/19         500,000          511,385

Sabetha, KS General Obligation Ref. & Water 93B              NR       NR       5.500      12/01/13         400,000          399,884
Scott City, KS General Obligation Water System Ref. 93A      NR       NR       6.100      09/01/14         625,000          663,806
                                                                                                                       ------------
                                                                                                                       $ 11,182,399
                                                                                                                       ------------

TOTAL KANSAS MUNICIPAL BONDS (COST: $124,650,521)                                                                      $130,304,442
                                                                                                                       ------------
US GOVERNMENT SECURITIES (2.28%)
U. S. Treasury Notes  (Cost: $3,093,534)                                       5.875%     11/15/05      $3,040,000     $  3,102,685
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES (COST: $127,744,055)                                                                   $133,407,127
                                                                                                                       ============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 1996

STATEMENT OF ASSETS AND LIABILITIES January 31, 1996 (Unaudited)

ASSETS
     Investment, at value (cost:
      $127,744,055)                       $133,407,127
     Cash                                       65,558
     Accrued interest receivable             2,635,201
     Receivable for fund shares sold           157,873
                                        --------------

        Total Assets                      $136,265,759
                                        --------------

LIABILITIES
     Dividends payable                    $    564,710
     Accrued expenses                           79,795
     Payable for fund shares redeemed           35,825
                                        --------------

        Total Liabilities                 $    680,330
                                        --------------


NET ASSETS                                $135,585,429
                                        ==============

       Net asset value per share,
        10,881,204 shares
        outstanding                       $      12.46
                                        ==============



STATEMENT OF OPERATIONS for the six months ended January 31, 1996 (Unaudited)

INVESTMENT INCOME
     Interest                             $  4,008,258
         Total Investment Income          $  4,008,258
                                        --------------

EXPENSES
     Investment advisory fees             $    334,581
     Distribution fees (12b-1)                 167,290
     Custodian fees                             26,441
     Transfer agent fees                        75,512
     Accounting service fees                    53,822
     Audit and legal fees                        7,655
     Insurance                                   3,722
     Trustees' fees                              6,968
     License, fees, and registrations              849
     Amortization of organization costs          5,366
                                        --------------
        Total expenses                    $    682,206
     Less expenses waived or absorbed
      by the Fund's manager                    142,183
                                        --------------
        Total Net Expenses                $    540,023
                                        --------------

NET INVESTMENT INCOME                     $  3,468,235
                                        --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FUTURES, AND OPTIONS:
     Net realized gain (loss) from investment
      transactions                                 $    500,473
     Net change in unrealized appreciation
      (depreciation) of investments                   3,727,827
                                                 --------------
          Net Realized And Unrealized Gain
           (Loss) On Investments                   $  4,228,300
                                                 --------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                          $  7,696,535
                                                 ==============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 1996

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 1996 and year ended July 31, 1995
----------------------------------------------------------------------

                                        For the Six Months
                                         Ended January 31,   For the Year Ended
                                         1996 (Unaudited)       July 31, 1995
                                        ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
  Net investment income                    $  3,468,235         $  6,929,239
  Net realized gain (loss) on
   investment transactions                      500,473           (2,051,318)
  Net unrealized appreciation
   (depreciation) on investments              3,727,827            2,658,906
                                        ----------------------------------------
    Net Increase (Decrease) in
     Net Assets Resulting From
     Operations                            $  7,696,535         $  7,536,827
                                        ----------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
  Dividends from net investment
   income                                  $ (3,468,235)        $ (6,929,239)
  Distributions from net realized
   gain on investment transactions                    0                    0
                                        ----------------------------------------
    Total Dividends and
     Distributions                         $ (3,468,235)        $ (6,929,239)
                                        ----------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares             $  6,608,693         $ 13,828,413
  Proceeds from reinvested
   dividends                                  2,393,892            4,800,996
  Cost of shares redeemed                    (7,736,741)         (16,482,540)
                                        ----------------------------------------
    Net Increase (Decrease)
     in Net Assets Resulting
     From Capital Share
     Transactions                          $  1,265,844         $  2,146,869
                                        ----------------------------------------
TOTAL INCREASE IN NET ASSETS               $  5,494,144         $  2,754,457
NET ASSETS, BEGINNING OF PERIOD            $130,091,285         $127,336,828
                                        ----------------------------------------
NET ASSETS, END OF PERIOD                  $135,585,429         $130,091,285
                                        ========================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS January 31, 1996 (Unaudited)

1.    BUSINESS OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS OPERATIONS - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares to the public.

SECURITY VALUATION - Investments are stated at value, as that term is defined in the Investment Company Act of 1940 and the published rules and regulations thereunder. The net asset value per share is determined at 3:00 p.m. (central time) on each day the New York Stock Exchange is open for business and on any other day on which there is a sufficient degree of trading in the portfolio securities that the current net asset value of the Fund's shares might be materially affected. Fixed income securities are valued at the mean of the quoted bid and asked price. Securities for which quotations are not readily available (which constitutes a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation (the "Manager") using methods which include consideration of yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers, and general market conditions.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date, which is the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis for both financial statement and income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of investments on the same basis for both financial reporting and income tax purposes.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

INCOME TAXES - It is the policy of the Fund to qualify as a regulated investment company which can distribute tax-exempt dividends by complying with provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of income and realized capital gains sufficient to relieve the Fund from all income taxes. Therefore, no income tax provision is required. In addition, the Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders.

DIVIDENDS AND DISTRIBUTIONS - The Fund declares a dividend of all of its net investment income on each day the New York Stock Exchange is open, to shareholders of record as of 3:00 p.m. (central time). Distributions from net investment income are paid or reinvested monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund entered into a Management and Investment Advisory Agreement with Ranson Capital Corporation (the "Manager") under which the Manager manages the Fund's investment portfolio and provides other specified services. The Fund incurs a monthly investment advisory and management fee equivalent on an annual basis to
 .50 of 1% of the average daily net assets of the Fund. For the period ended January 31, 1996, the fee totaled $334,581.

The Manager is obligated to pay all expenses (excluding taxes, brokerage fees and commissions) which exceed 1.25% of the Fund's average daily net assets on an annual basis.

The Fund also entered into an Administrative and Accounting Services Agreement whereby the Fund incurs a fee to the Manager for acting as the Fund's administrative and accounting services agent. This monthly fee was equal to the sum of a fixed fee ranging from $1500-$2500, depending on the level of average daily net assets (ADNA), and a variable fee equal to .15% of the annualized ADNA for the Funds first $20,000,000 and at a lower rate on the annualized ADNA in excess of $20,000,000.

On January 5, 1996, the Fund entered into a new Accounting Services Agreement whereby the Fund incurs a fee to ND Resources, Inc. for acting as the Fund's accounting services agent. This monthly fee is equal to the sum of a fixed fee of $2,000, and a variable fee equal to .05% of the annualized ADNA for the Fund's first $50 million, and at a lower rate on the annualized ADNA in excess of $50,000,000. For the period ended January 31, 1996, the fee from both agreements totaled $53,822.

The Fund has entered into a Distribution and Services Agreement with Ranson Capital Corporation (the "Distributor"). This agreement provides for the payment of a sales commission to Ranson Capital Corporation ranging from .65% to
 .05% of the offering price of each share sold, depending on the number of shares sold.

Pursuant to the Fund's Shareholder Services Plan and the Distribution and Services Agreement between the Fund and Ranson Capital Corporation, the Fund is obligated to make periodic payments to the Distributor of annual amounts of up to .25% of the average net asset value of the Fund. The Distributor may use such fees to make payments to certain banks and broker-dealers which provide administrative and shareholder services to the Fund and its shareholders and/or for its expenses of distributing the Fund's shares.

Certain officers and trustees of the Fund are also officers and directors of the Manager. None of the officers or trustees so affiliated received compensation from the Fund for services as trustees of the Fund. Fees paid to non-affiliated trustees totaled $6,968 for the period ended January 31, 1996.

3.  CAPITAL SHARE TRANSACTIONS

There were 10,881,204 and 10,777,009 shares outstanding at January 31, 1996 and July 31, 1995, respectively.

Transactions in capital shares were as follows:

                                                    Shares                             Amount
                                                    ------                             ------
                                            For the          For the           For the          For the
                                       Six Months ended     year ended    Six Months ended    year ended
                                       January 31, 1996   July 31, 1995   January 31, 1996   July 31, 1995
                                       -------------------------------------------------------------------
Shares sold                                 539,092         1,168,053        $ 6,608,693     $ 13,828,413
Shares issued on reinvestment of
 dividends                                  195,114           405,903          2,393,892        4,800,996
Shares redeemed                            (630,011)       (1,407,824)        (7,736,741)     (16,482,540)
                                     ---------------------------------------------------------------------
Net increase                                104,195           166,132        $ 1,265,844     $  2,704,319
                                     =====================================================================

4.  INVESTMENT IN SECURITIES

At January 31, 1996, the aggregate cost of securities for federal income tax purposes was $127,744,055, and the net unrealized appreciation of investments based on the cost was $5,663,072, which is comprised of $5,853,326 aggregate gross unrealized appreciation and $190,254 aggregate gross unrealized depreciation.


5.  INVESTMENT SECURITY TRANSACTIONS

Cost of purchases and proceeds from sale of investment securities (excluding short-term securities) aggregated $20,172,402 and $19,262,215 for the period ended January 31, 1996.

6.  MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

A special meeting of the shareholders of the Kansas Municipal Fund was held on December 11, 1995. A quorum was declared present and the following trustees were elected: Lynn W. Aas, Orlin W. Backes, Arthur A. Link, and Robert E. Walstad.

In addition, Brady, Martz & Associates, P.C. was ratified as the Fund's independent auditor and a new investment management agreement between the Fund and Ranson Capital Corporation was approved.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the period indicated

                                                                                                                     For the
                                                                                                                   Period Since
                                                                                                                    Inception
                                For the six        For the Year      For the Year   For the Year   For the Year     (Nov. 15,
                               months ended       Ended July 31,      Ended July     Ended July     Ended July    1990) to July
                             January 31, 1996          1995            31, 1994       31, 1993       31, 1992       31, 1991)
                                (unaudited)
                             --------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                        $  12.07            $  12.00        $  12.67       $  12.22        $ 11.54         $ 11.49
                             --------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
     Net Investment Income        $    .37            $    .65        $    .66       $    .69        $   .72         $   .54
     Net realized and
      unrealized gain
      (loss) on
      investments                      .39                 .07            (.53)           .50            .69             .05
                             --------------------------------------------------------------------------------------------------
        Total From
         Investment
         Operations                    .76            $    .72        $    .13       $   1.19        $  1.41         $   .59
                             --------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net
      investment income           $   (.37)           $   (.65)       $   (.66)      $   (.69)       $  (.72)        $  (.54)
     Distributions from
      net capital gains                .00                 .00            (.14)          (.05)          (.01)            .00
                             --------------------------------------------------------------------------------------------------
        Total Distributions       $   (.37)           $   (.65)       $   (.80)      $   (.74)       $  (.73)        $  (.54)
                             --------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $  12.46            $  12.07        $  12.00       $  12.67        $ 12.22         $ 11.54
                             ==================================================================================================
TOTAL RETURN                      11.87%(A)(B)            6.23%(A)         .91%(A)      10.08%(A)   13.31%(A)(B)        7.38%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of
      period (in thousands)       $135,585            $130,091        $127,337       $100,207        $52,010         $20,850
     Ratio of net
      expenses (after
      expense assumption)
      to average net assets         .80%(B)(C)             .82%(C)         .70%(C)     .75%(C)         .70%(C)       .30%(B)(C)
     Ratio of net
      investment income to
      average net assets           5.20%(B)               5.46%           5.26%       5.53%           6.00%         6.28%(B)
     Portfolio turnover rate      14.60%                 57.00%          55.00%      62.00%          51.00%       161.00%(D)

(A)  Excludes maximum sales charge of 4.25%
(B)  Ratio was annualized.
(C) During the six month period ended January 31, 1996 and the periods ended July 31, 1995, 1994, and 1993, 1992, and 1991, Ranson Capital Corporation assumed expenses of $142,183, $295,875, $419,129, $282,407, $231,617, and
     $121,045, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 1.02%, 1.06%, 1.06%, 1.13%, 1.25%, and 1.62%, respectively.

SCHEDULE OF INVESTMENTS  January 31, 1996 (Unaudited)



NAME OF ISSUER                                                 RATINGS
                                                           ----------------
Percentages represent the market value of each                       Std. &    Coupon                   Principal         Market
investment category to total net assets                    Moody's   Poor's     Rate      Maturity        Amount           Value
-----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (92.64%)
GENERAL OBLIGATION (7.19%)
Douglas County, NE (Law Enforcement Center) G.O. 95          Aa-2     AA+      5.750%     07/01/10      $  275,000      $   289,324
Lincoln, NE General Obligation Storm Sewer & Drng 95.        Aa-2     AAA      5.500      06/01/14         200,000          204,710
Lincoln, NE General Obligation Storm Sewer & Drng. 95        Aa-2     AAA      5.500      06/01/15         200,000          203,730
Lincoln, NE General Obligation Purpose 95                    Aa-2     AAA      5.500      12/01/15         200,000          202,428
Lincoln\Lancaster Counties, NE Pub. Bldg. G.O. 94            NR       NR       6.300      10/15/13         200,000          215,450
Lancaster County, NE SD #1 (Lincoln) G.O. 93                 Aa-2     AA       5.600      07/15/06         150,000          154,284
                                                                                                                        -----------
                                                                                                                        $ 1,269,926
                                                                                                                        -----------
EDUCATION (6.68%)
NE Hgr. Educ. Loan Pgm. Jr. Subord. Term 93-2 A-6            A-2      NR       6.450%     06/01/18      $  400,000      $   416,696
NE Hgr. Educ Loan Pgm. Sr/ Sub. Term 93-2A-5B                Aa-2     NR       6.250      06/01/18         750,000          763,155
                                                                                                                        -----------
                                                                                                                        $ 1,179,851
                                                                                                                        -----------
FINANCIAL/BUSINESS SERVICES (8.59%)
Neb. Invst/Fin. Auth. (Muirfield) Multifam. Rev. 92A         Aa-1     NR       6.800%     12/01/15      $  100,000      $   102,423
Neb. Investment Finance Auth. Single Family Mtg. Rev.        NR       AAA      6.600      09/01/20         750,000          763,448
Neb. Invst. Finance Auth. Single Family Hsg. Rev. 95A        NR       AAA      6.500      09/01/18         400,000          399,444
Nebraska Invst. Finance Auth. Single Family Mtg. Rev.        NR       AAA      5.950      03/01/27         250,000          251,778
                                                                                                                        -----------
                                                                                                                        $ 1,517,093
                                                                                                                        -----------
INSURED (31.02%)
Allen Co., NE SD #17 (Millard) G.O. 94C MBIA Insured.        Aaa      AAA      5.650%     12/15/05      $  400,000      $   422,272
Cass Co., NE USD #1 G.O. Bonds FGIC Insured.                 Aaa      AAA      6.350      12/01/19         300,000          321,723
Lincoln, NE (Lincoln Genl.Hosp.) Rev. & Ref. 93A CGIC        Aaa      AAA      6.200      12/01/14         100,000          106,294
Insured.
Neb.MuniEnergy Agcy Pwr. Sup Sys. Rev. Ref. 92A AMBAC        Aaa      AAA      6.000      04/01/17         500,000          526,990
Insured.
Otoe County, NE SD #111 (Nebraska City) Ref. 95 AMBAC        Aaa      AAA      5.800      11/15/14         400,000          415,836
Insured.
Buffalo Co., NE (Srs. Char. Hlth. Care) Hosp. Rev. 91        Aaa      AAA      6.375      05/15/04         250,000          271,103
MBIA Insured.
Buffalo Co., NE Buffalo Co. (Srs. Char Hlth Care) Rev. 91    Aaa      AAA      6.625      05/15/09         300,000          328,929
MBIA Insured.
Lanc Co., NE (Bryan Meml Hosp.) Auth. #1 Rev. 92 MBIA        Aaa      AAA      6.600      06/01/12         100,000          110,562
Insured.
Lanc Co., NE (Bryan Meml Hosp.). Auth. #1 Rev. 92 MBIA       Aaa      AAA      6.700      06/01/22         725,000          803,873
Insured.
Nebraska Educ Fin Auth (Creighton Univ) Rev. 94 MBIA .       Aaa      AAA      5.700      11/01/04         450,000          470,844
Insured
Neb. Invst/ Fin Auth. Multifam. Hsg Rev. 95A FNMA            NR       AAA      6.200      06/01/28         500,000          492,395
Guaranteed
Northeast Nebraska Solid Waste Facility Rev. MBIA            Aaa      AAA      5.900      05/15/15         600,000          610,140
Lincoln, NE (Lincoln Genl. Hosp.) Rev. & Ref. 93B CGIC       Aaa      AAA      6.200      12/01/14          50,000           53,147
Insured.
Omaha, NE Various Purpose 94                                 Aaa      AAA      6.250      12/01/12         250,000          271,803


Omaha, NE Various Purpose 94                                 Aaa      AAA      6.250      12/01/14         250,000          270,208
                                                                                                                        -----------
                                                                                                                        $ 5,476,119
                                                                                                                        -----------
MEDICAL CARE (3.11%)
Univ. of Neb. Facs. Corp. (U. of NE Med. Ctr.) Rev.          A-1      AA-      5.250%     07/01/11      $  250,000      $   248,603
Ref. 93
Scotts Bluff Co., NE (Regl West Med. Ctr.) Hosp Rev B 92     A-2      A        6.450      12/15/04         275,000          299,538
                                                                                                                        -----------
                                                                                                                        $   548,141
                                                                                                                        -----------
REAL ESTATE (4.35%)
Omaha, NE Prkg. Facs Corp. (Omaha Park 4\5) Lse. Rev. 95     Aa-1     AAA      5.700%     09/15/15      $  750,000      $   767,243
                                                                                                                        -----------
                                                                                                                        $   767,243
                                                                                                                        -----------
SCHOOL (3.92%)
Chadron St College, NE (Brd. Trstees) Student Fees & Facs.   NR       NR       5.700%     07/01/11      $  240,000      $   244,855
Rev. Ref. 94
Univ of Neb (Omaha Student  Ctr) Brd. of Rgts. Rev. 93       A-1      A+       5.250      05/15/10         250,000          250,540
Douglas Co., NE SD #1 (Omaha) G.O. Ref. 93B                  Aa-2     AAA      5.000      12/15/11         200,000          195,740
                                                                                                                        -----------
                                                                                                                        $   691,135
                                                                                                                        -----------
UTILITIES (27.78%)
Hastings, Ne Electric Rev.                                   A-2      A        6.300%     01/01/19      $  370,000      $   395,208
Hastings, NE Electric System Rev. Ref. 93                    A-2      A        5.200      01/01/13         100,000           96,659
Lincoln, NE Electric System Rev's                            Aa-2     AA+      5.750      09/01/16         750,000          771,383
Nebraska Pub Pwr Dist Pwr Supply System Rev. 93              A-1      A+       6.125      01/01/15         390,000          408,736
Nebraska Pub Pwr Dist Pwr Supply System Rev. 93              A-1      A+       5.750      01/01/20         750,000          759,945
Nebraska Public Power Dist Rev.                              NR       A+       5.000      01/01/17         345,000          323,079
Omaha, NE Pub Pwr Dist Electric System Rev.                  Aa-2     AA+      5.700      02/01/17         250,000          255,628
Omaha, NE Pub Dist Electric System Rev. 93C                  Aa-2     AA+      5.500      02/01/17         150,000          149,673
Omaha, NE Pub Pwr Dis Elec System Rev. 86A                   NR       AA       6.000      02/01/15         330,000          337,154
Omaha, NE Pub Pwr Dist Elec System Rev. 92B                  Aa-2     AA       6.200      02/01/17         500,000          535,645
Grand Island, NE Sewer System Rev. 94                        A-2      NR       6.000      04/01/14         250,000          265,455
Kearney, NE Combined Utilities Rev. 94                       A-1      NR       6.100      06/01/14         400,000          403,624
Lincoln, NE Water Revenue and Refunding 93                   Aa-2     AA+      5.300      08/15/11         200,000          202,112
                                                                                                                        -----------
                                                                                                                        $ 4,904,301
                                                                                                                        -----------

    TOTAL NEBRASKA MUNICIPAL BONDS (COST: $15,771,195 )
U.S. GOVERNMENT SECURITIES (6.99%)
U. S. Treasury Notes                                                           6.500%     08/15/05      $  100,000      $   106,468
U. S. Treasury Notes                                                           5.875      11/15/05       1,105,000        1,127,785
                                                                                                                        -----------
     TOTAL U.S. GOVERNMENT SECURITIES (COST: $1,226,791)                                                                $ 1,234,253
                                                                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES (COST: $16,997,986)                                                                     $17,588,062
                                                                                                                        ===========

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 1996

STATEMENT OF ASSETS AND LIABILITIES January 31, 1996 (Unaudited)

ASSETS
     Investment in securities, at value
      (cost: $16,997,986)                 $  17,588,062
     Cash                                       101,323
     Accrued interest receivable                252,119
     Deferred organization costs, net            15,624
     Receivable for fund shares sold             25,445
                                        ---------------

        Total Assets                      $  17,982,573
                                        ---------------

LIABILITIES
     Dividends payable                    $      71,605
     Accrued expenses                             7,188
     Security purchases payable                 250,868
                                        ---------------

        Total Liabilities                 $     329,661
                                        ---------------


NET ASSETS                                $  17,652,912
                                        ===============

       Net asset value per share,
        1,557,873 shares outstanding      $       11.33
                                        ===============

STATEMENT OF OPERATIONS for the six months ended January 31, 1996 (Unaudited)

INVESTMENT INCOME
     Interest                             $     457,233
                                        ---------------
         Total Investment Income          $     457,233
                                        ---------------

EXPENSES
     Investment advisory fees             $      40,039
     Distribution fees (12b-1)                   20,019
     Custodian fees                               3,695
     Transfer agent fees                         23,240
     Accounting service fees                     19,513
     Audit and legal fees                         2,870
     Insurance                                      435
     Trustees' fees                                 810
     License, fees, and registrations             1,914
     Amortization of organization costs           2,763
                                        ---------------
        Total expenses                    $     115,298
     Less expenses waived  or absorbed
      by the Fund's manager                      70,279
                                        ---------------
        Total Net Expenses                $      45,019
                                        ---------------

NET INVESTMENT INCOME                     $     412,214
                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
     Net realized gain (loss) from
      investment transactions             $      13,933
     Net change in unrealized
      appreciation (depreciation) of
      investments                               528,515
                                        ---------------
          Net Realized And Unrealized
           Gain (Loss) On Investments     $     542,448
                                        ---------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $     954,662
                                        ===============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 1996

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 1996 and year ended July 31, 1995
-----------------------------------------------------------------------

                                         For the Six Months
                                          Ended January 31,  For the Year Ended
                                          1996 (Unaudited)      July 31, 1995
                                         --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
  Net investment income                      $   412,214         $   631,226
  Net realized gain (loss) on
   investment transactions                        13,933             (28,177)
  Net unrealized appreciation
   (depreciation) on investments                 528,515             300,387
                                         --------------------------------------
    Net Increase (Decrease) in Net
     Assets Resulting From Operations        $   954,662         $   903,436
                                         --------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
  Dividends from net investment
   income                                    $  (412,214)        $  (631,226)
  Distributions from net realized
   gain on investment transactions                                         0
                                         --------------------------------------
    Total Dividends and Distributions        $  (412,214)        $  (631,226)
                                         --------------------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares               $ 2,843,812         $ 6,756,929
  Proceeds from reinvested dividends             258,585             382,395
  Cost of shares redeemed                       (436,648)         (1,137,925)
                                         --------------------------------------
    Net Increase (Decrease) in Net
     Assets Resulting From Capital
     Share Transactions                      $ 2,665,749         $ 6,001,399
                                         --------------------------------------
TOTAL INCREASE IN NET ASSETS                 $ 3,208,197         $ 6,273,609
NET ASSETS, BEGINNING OF PERIOD               14,444,715           8,171,106
                                         --------------------------------------
NET ASSETS, END OF PERIOD                    $17,652,912         $14,444,715
                                         ======================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS January 31, 1996 (Unaudited)

1.  BUSINESS OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS OPERATIONS - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares to the public.

SECURITY VALUATION - Investments are stated at value, as that term is defined in the Investment Company Act of 1940 and the published rules and regulations thereunder. The net asset value per share is determined at 3:00 p.m. (central time) on each day the New York Stock Exchange is open for business and on any other day on which there is a sufficient degree of trading in the portfolio securities that the current net asset value of the Fund's shares might be materially affected. Fixed income securities are valued at the mean of the quoted bid and asked price. Securities for which quotations are not readily available (which constitutes a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation (the "Manager") using methods which include consideration of yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers, and general market conditions.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date, which is the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis for both financial statement and income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of investments on the same basis for both financial reporting and income tax purposes.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

DEFERRED ORGANIZATION COSTS - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis. Accumulated amortization at January 31, 1996 totaled $11,430. In the event that any of the initial shares acquired by the Manager are redeemed during such period, the Fund will be reimbursed by the Manager for unamortized organization costs in the same proportion as that between the number of shares redeemed and the number of initial shares outstanding at the time of redemption. All of the initial shares remain outstanding as of January 31, 1996.

INCOME TAXES - It is the policy of the Fund to qualify as a regulated investment company which can distribute tax-exempt dividends by complying with provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of income and realized capital gains sufficient to relieve the Fund from all income taxes. Therefore, no income tax provision is required. In addition, the Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders.

DIVIDENDS AND DISTRIBUTIONS - The Fund declares a dividend of all of its net investment income on each day the New York Stock Exchange is open, to shareholders of record as of 3:00 p.m. (central time). Distributions from net investment income are paid or reinvested monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund entered into a Management and Investment Advisory Agreement with Ranson Capital Corporation (the "Manager") under which the Manager manages the Fund's investment portfolio and provides other specified services. The Fund incurs a monthly investment advisory and management fee equivalent on an annual basis to
 .50 of 1% of the average daily net assets of the Fund. For the period ended January 31, 1996, the fee totaled $40,039. The Manager elected to waive $17,802 of this fee.

The Manager is obligated to pay all expenses (excluding taxes, brokerage fees and commissions) which exceed 1.25% of the Fund's average daily net assets on an annual basis.

The Fund also entered into an Administrative and Accounting Services Agreement whereby the Fund incurs a fee to the Manager for acting as the Fund's administrative and accounting services agent. This monthly fee was equal to the sum of a fixed fee ranging from $1500-$2500, depending on the level of average daily net assets (ADNA), and a variable fee equal to .15% of the annualized ADNA for the first $20,000,000 and at a lower rate on the annualized ADNA in excess of $20,000,000.

On January 5, 1996, the Fund entered into a new Accounting Services Agreement whereby the Fund incurs a fee to ND Resources, Inc. for acting as the Fund's accounting services agent. This monthly fee is equal to the sum of a fixed fee of $2,000, and a variable fee equal to .05% of the annualized ADNA for the Fund's first $50 million, and at a lower rate on the annualized ADNA in excess of $50,000,000. For the period ended January 31, 1996, the fee from both agreements totaled $19,513.

The Fund has entered into a Distribution and Services Agreement with Ranson Capital Corporation (the "Distributor"). This agreement provides for the payment of a sales commission to Ranson Capital Corporation ranging from .65% to
 .05% of the offering price of each share sold, depending on the number of shares sold.

Pursuant to the Fund's Shareholder Services Plan and the Distribution and Services Agreement between the Fund and Ranson Capital Corporation, the Fund is obligated to make periodic payments to the Distributor of annual amounts of up to .25% of the average net asset value of the Fund. The Distributor may use such fees to make payments to certain banks and broker-dealers which provide administrative and shareholder services to the Fund and its shareholders and/or for its expenses of distributing the Fund's shares.

Certain officers and trustees of the Fund are also officers and directors of the Manager. None of the officers or trustees so affiliated received compensation from the Fund for services as trustees of the Fund. Fees paid to non-affiliated trustees totaled $810 for the period ended January 31, 1996.

3.     CAPITAL SHARE TRANSACTIONS

There were 1,557,873 and 1,318,776 shares outstanding at January 31, 1996 and July 31, 1995, respectively.

Transactions in capital shares were as follows:

                                                    Shares                             Amount
                                                    ------                             ------
                                            For the          For the           For the          For the
                                       Six Months ended     year ended    Six Months ended     year ended
                                       January 31, 1996   July 31, 1995   January 31, 1996   July 31, 1995
                                     ---------------------------------------------------------------------
Shares sold                                     254,929         632,974         $2,843,812     $ 6,756,929
Shares issued on reinvestment of
 dividends                                       23,220          35,721            258,585         382,395

Shares redeemed                                 (39,052)       (105,163)          (436,648)     (1,137,925)
                                     ---------------------------------------------------------------------
Net increase                                    239,097         563,532         $2,665,749     $ 6,001,399
                                     =====================================================================

4.  INVESTMENT IN SECURITIES

At January 31, 1996, the aggregate cost of securities for federal income tax purposes was $16,997,986, and the net unrealized appreciation of investments based on the cost was $590,076, which is comprised of $617,297 aggregate gross unrealized appreciation and $27,221 aggregate gross unrealized depreciation.

5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $5,131,427 and $2,856,087 for the period ended January 31, 1996.

6.  MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

A special meeting of the shareholders of the Nebraska Municipal Fund was held on December 11, 1995.
A quorum was declared present and the following trustees were elected: Lynn W. Aas, Orlin W. Backes, Arthur A. Link, and Robert E. Walstad.

In addition, Brady, Martz & Associates, P.C. was ratified as the Fund's independent auditor and a new investment management agreement between the Fund and Ranson Capital Corporation was approved.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the period indicated

                                      For the six         For the Year        For the period since
                                      months ended       Ended July 31,     inception (Nov. 17, 1993)
                                    January 31, 1996         1995             through July 31, 1994
                                      (unaudited)
                                    -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                              $ 10.95             $ 10.82                   $ 11.49
                                    -----------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
     Net Investment Income              $   .34             $   .59                   $   .45
     Net realized and
      unrealized gain
      (loss) on
      investments                           .38                 .13                      (.67)
                                    -----------------------------------------------------------------
        Total From
         Investment
         Operations                     $   .72             $   .72                   $  (.22)
                                    -----------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net
      investment income                 $  (.34)            $  (.59)                  $  (.45)
     Distributions from
      net capital gains                     .00                 .00                       .00
                                    -----------------------------------------------------------------
        Total Distributions             $  (.34)            $  (.59)                  $  (.45)
                                    -----------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                 $ 11.33             $ 10.95                   $ 10.82
                                    ==============================================================
TOTAL RETURN                              12.34%(A)            7.14%(A)             (3.20)%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of
      period (in thousands)             $17,653             $14,445                   $ 8,171
     Ratio of net
      expenses (after
      expense assumption)
     to average net assets               .56%(B)(C)             .35%(C)                .19%(B)(C)
     Ratio of net
      investment income to
      average net assets                   5.16%(B)            5.63%                     5.51%(B)
     Portfolio turnover rate              17.96%             140.00%                   314.00%

(A)  Excludes maximum sales charge of 4.25%
(B)  Ratio was annualized.
(C) During the six month period ended January 31, 1996 and the periods ended July 31, 1995and 1994, Ranson Capital Corporation assumed expenses of $70,279, $146,913, $70,186, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 1.42%, 1.66%, and 2.25%, respectively.